Financial assets - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 14,671	$ 11,068
Charge for the year	1,784	7,578	$ 5,305
Amount in used	(643)
Reversed		3,425
Exchange differences	1,534	(550)
Ending balance	$ 17,346	$ 14,671	$ 11,068
Dow Corning Corporation [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
% of sales	12.20%	13.70%